EQUITY BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of unvested restricted common stock unit awards activity
The Company’s unvested restricted common stock unit awards activity for the six months ended June 30, 2021 is summarized below:

	RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
Granted	616,920	6.25

Unvested at June 30, 2021	616,920	6.25

Schedule of stock options activity
The Company’s stock options activity for the six months ended June 30, 2021 is summarized below:

	Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2020	—	$—	—
Granted	716,968	6.01	10.00
Exercised	(160,000)	6.25	0.10
Forfeited	(6,000)	6.25	9.70

Outstanding at June 30, 202 1	550,968	6.01	9.68
Options vested and expected to vest as of June 30, 2021	550,968	6.01	9.68
Options vested and exercisable as of June 30, 2021	257,484	$5.80	9.64

Schedule of weighted average assumptions relating to the valuation of stock options
The weighted average assumptions relating to the valuation of stock options granted for the six months ended June 30, 2021 were as follows:

Weighted Average fair value of grants	$1.60
Expected volatility	35%
Expected term (years)	4.5
Risk-free interest rate	0.4%
Expected dividend yield	0.0%